Share-based Compensation (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	349,277,000	306,308,000	203,018,000
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	169,621,000	165,708,000	100,540,000
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	23,253,000	17,967,000	13,368,000
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	51,475,000	48,350,000	33,374,000
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	104,928,000	74,283,000	55,736,000